UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Whiteford Advisors,LLC
Address:              1010 Franklin Ave. Suite 303
                      Garden City, NY  11530
                      (516) 747-5420

Form 13F File Number: 28-10691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Anthony M. Gallo, Jr.
Title:                Chief Financial Officer
Phone:                (516) 747-5420

Signature, Place, and Date of Signing:

 /s/ Anthony M. Gallo, Jr.        Garden City, NY                 11/14/2005
 --------------------------      ------------------            -------------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:      79,526
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE

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

  Column 1                    Column 2       Column 3   Column 4        Column 5          Column 6   Column 7       Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value      SHRS OR   SH/ PUT/    Investment    Other        Authority
  Issuer                       Class                    (x$1,000)   PRN AMT   PRN CALL    Discretion   Managers      (Shares)

                                                                                                                Sole    Shared  None

Advance Auto Part Inc           COM             00751Y106   2,031      52,500 SH             SOLE              52,500
American Eagle Outfitters NE    COM             02553E106   1,765      75,000 SH             SOLE              75,000
Applebees Intl Inc              COM             037899101   1,966      95,000 SH             SOLE              95,000
Bank of America Corporation     COM             060505104   3,579      85,000 SH             SOLE              85,000
Best Buy Inc                    COM             086516101   1,229         745       CALL     SOLE
Cablevision Sys Corp            CL A NY CABLVS  12686C109   3,067     100,000 SH             SOLE             100,000
CVS Corp                        COM             126650100   5,802     200,000 SH             SOLE             200,000
Cypress Semiconductor Corp      COM             232806109   1,279      85,000 SH             SOLE              85,000
Family Dlr Stores Inc           COM             307000109   1,490      75,000 SH             SOLE              75,000
Great Atlantic & Pac Tea Inc    COM             390064103   4,963     175,000 SH             SOLE             175,000
Great Atlantic & Pac Tea Inc    COM             390064103     260       1,000       CALL     SOLE
Harrahs Entmt Inc.              COM             413619107   4,889      75,000 SH             SOLE              75,000
Hilfiger Tommy Corp             ORD             G8915Z102     651      37,500 SH             SOLE              37,500
Hilton Hotels Corp              COM             432848109   4,464     200,000 SH             SOLE             200,000
Home Depot Inc                  COM             437076102   3,814     100,000 SH             SOLE             100,000
JPMorgan & Chase & Co           COM             46625H100   3,393     100,000 SH             SOLE             100,000
Kohls Corp                      COM             500255104   3,011      60,000 SH             SOLE              60,000
Kroger Co                       COM             501044101   4,633     225,000 SH             SOLE             225,000
La Quinta Corp                  PAIRED CTF      50419U202     565      65,000 SH             SOLE              65,000
Pepsico Inc                     COM             713448108   1,985      35,000 SH             SOLE              35,000
RadioShack Corp                 COM             750438103      43         500       CALL     SOLE
Radio One Inc                   CL D NON VTG    75040P405   1,670     127,000 SH             SOLE             127,000
Revlon Inc                      CL A            761525500     966     300,000 SH             SOLE             300,000
Saks Inc                        COM             79377W108   2,313     125,000 SH             SOLE             125,000
Sports Auth Inc New             COM             84917U109   2,061      70,000 SH             SOLE              70,000
Staples Inc                     COM             855030102   4,797     225,000 SH             SOLE             225,000
Tiffany & Co New                COM             886547108   1,989      50,000 SH             SOLE              50,000
Time Warner Inc                 COM             887317105   3,622     200,000 SH             SOLE             200,000
Viacom Inc                      CL B            925524308   4,126     125,000 SH             SOLE             125,000
Wet Seal Inc                    CL A            961840105     788     175,000 SH             SOLE             175,000
Wild Oats Markets Inc           COM             96808B107   2,315     180,000 SH             SOLE             180,000

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